Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating activities
Income from operations	$ 62,638	$ 70,251	$ 63,149
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	34,847	23,814	16,834
Deferred tax benefit (Note 15)	(3,395)	(902)	(1,167)
Foreign currency exchange contracts gain (Note 10)	(1,314)	(261)	(412)
Loss on foreign exchange	2,604	381	8,867
Provision for doubtful accounts (Note 2)	380	311	805
(Gain)/loss from revaluation of contingent liability (Note 9)	(10,031)	(2,511)	1,166
Share-based compensation (Note 18)	28,984	17,745	5,783
Impairment loss (Note 7)	5,287	0	0
Changes in operating assets and liabilities:
Trade accounts receivable and unbilled revenue	145	(10,261)	(32,450)
Work-in-progress	(1,210)	(146)	3,271
Due to and from related parties	1,001	(1,084)	575
Accounts payable and accrued liabilities	8,879	4,942	(5,562)
Deferred revenue	(1,761)	(4,222)	6,468
Changes in other assets and liabilities	(5,027)	7,332	8,951
Net cash provided by operating activities	122,027	105,389	76,278
Investing activities
Purchases of property and equipment	(19,614)	(24,171)	(14,232)
Purchases of intangible assets	(4,182)	(5,069)	(3,868)
Proceeds from disposal of property and equipment		40	77
Acquisitions, net of cash acquired (Note 2 and 9)	(77,672)	(3,525)	(24,257)
Escrow deposits	(5,000)
Net cash used in investing activities	(106,468)	(32,725)	(42,280)
Financing activities
Net repayment of short-term borrowings	(5,897)	(880)	(18,594)
Acquisition of business, deferred consideration (Note 2 and 9)	(4,577)	(6,126)	(2,747)
Repurchases of common stock	(3,611)	(1,774)
Repayment of capital lease obligations	(133)	(124)	(38)
Dividend paid			(18)
Overdraft facilities, net			(598)
Net cash provided by (used in) financing activities	(14,218)	(8,904)	(21,995)
Effect of exchange rate changes on cash and cash equivalents	(328)	(808)	(3,913)
Net increase in cash and cash equivalents	1,013	62,952	8,090
Cash and cash equivalents at beginning of year	108,545	45,593	37,503
Cash and cash equivalents at end of period	109,558	108,545	45,593
Supplemental disclosure of cash flow information
Cash paid for income tax	12,861	12,942	3,013
Cash paid for interest	76	149	$ 433
Cash received as government grants (Note 11)	$ 3,817	$ 2,885